Risk management_Cash flows of non-trading interest bearing assets and liabilities by repricing date (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	₩ 337,377,904	₩ 316,894,742
Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	288,332,869	274,724,127
Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	416,474	666,708
Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	27,212,388	17,540,386
Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	21,416,173	23,963,521
Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	317,316,240	296,638,608
Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	264,951,696	249,490,271
Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	19,546,156	16,434,161
Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	32,818,388	30,714,176
Within 3 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	160,433,206	165,294,907
Within 3 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	153,023,603	159,894,065
Within 3 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	150,149	371,984
Within 3 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	5,414,586	2,579,442
Within 3 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,844,868	2,449,416
Within 3 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	130,974,257	112,358,512
Within 3 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	116,490,812	100,232,916
Within 3 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	12,105,234	9,971,680
Within 3 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,378,211	2,153,916
4 to 6 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	56,711,371	49,446,107
4 to 6 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	49,505,606	45,387,214
4 to 6 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	23,648	32,278
4 to 6 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	5,486,113	1,775,435
4 to 6 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,696,004	2,251,180
4 to 6 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	50,608,538	48,548,289
4 to 6 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	45,803,202	44,207,416
4 to 6 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	1,910,759	1,924,390
4 to 6 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,894,577	2,416,483
7 to 9 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	16,758,127	12,125,662
7 to 9 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	12,505,250	8,878,060
7 to 9 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	63,825	24,951
7 to 9 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,450,669	1,486,953
7 to 9 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	738,383	1,735,698
7 to 9 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	37,062,781	32,291,425
7 to 9 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	32,683,132	29,419,951
7 to 9 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	1,048,991	670,404
7 to 9 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,330,658	2,201,070
10 to 12 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	15,125,211	14,139,239
10 to 12 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	10,506,470	9,903,959
10 to 12 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	34,299	64,838
10 to 12 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,174,893	2,223,494
10 to 12 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,409,549	1,946,948
10 to 12 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	29,913,107	38,530,054
10 to 12 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	26,740,013	35,427,657
10 to 12 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	706,952	518,167
10 to 12 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,466,142	2,584,230
1 to 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	81,950,459	71,071,921
1 to 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	57,582,270	46,459,450
1 to 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	131,206	145,121
1 to 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	9,367,756	9,289,742
1 to 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	14,869,227	15,177,608
1 to 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	65,651,502	61,808,611
1 to 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	43,175,232	40,130,055
1 to 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,264,861	2,723,156
1 to 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	19,211,409	18,955,400
Over 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	6,399,530	4,816,906
Over 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	5,209,670	4,201,379
Over 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	13,347	27,536
Over 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	318,371	185,320
Over 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	858,142	402,671
Over 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,106,055	3,101,717
Over 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	59,305	72,276
Over 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	509,359	626,364
Over 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	₩ 2,537,391	₩ 2,403,077